FEDERATED PROJECT AND TRADE FINANCE TENDER FUND

Federated Investors Funds

4000 Ericsson Drive
Warrendale, Pennsylvania 15086-7561

JUNE 28, 2019

EDGAR Operations Branch

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-4720

RE:	FEDERATED PROJECT AND TRADE FINANCE TENDER FUND (the “Fund”)

1933 Act File No. 333-231065

1940 Act File No. 811-23174

Dear Sir or Madam:

Enclosed are filing materials for Pre-Effective Amendment No. 1 under the Securities Act of 1933 and Amendment No. 8 under the Investment Company Act of 1940 to the Registration Statement of the above-referenced Fund.

Our responses to comments received on May 15, 2019 with respect to the Fund’s Registration Statement on Form N-2 were previously submitted in a separate Correspondence filing dated June 5, 2019. This filing has been redlined to indicate changes that have been made to the Registration Statement since the Fund’s Form N-2 filing on April 26, 2019.

Assuming that our responses to your comments and the changes made to the Registration Statement meet with your approval, the Fund and its distributor hereby request, pursuant to Rule 461 under the Securities Act of 1933, as amended, that the effective date of the Registration Statement be accelerated to 4:00 P.M. on July 26, 2019 or as soon thereafter as the Commission shall deem appropriate.

If there is any change in the acceleration request set forth above, the Fund will promptly notify you of the change, in which case the Fund may be making an oral request of acceleration of the effectiveness of the Registration Statement in accordance with Rule 461 of Regulation C. Such request may be made by an executive officer of the Fund or by any attorney acting as Assistant Secretary of the Fund.

If you have any questions on the enclosed material, please contact Mark R. Thompson, Senior Paralegal, at (412) 288-4429.

Very truly yours,

/s/ George F. Magera

George F. Magera

Assistant Secretary of the Fund

Assistant Secretary

Federated Securities Corp.

Enclosures